Employee Benefit Plans (Changes In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Change in total service and interest cost components, 1% increase	$ 138
Change in total service and interest cost components, 1% decrease	110
Change in postretirement benefit obligation, 1% increase	2,441
Change in postretirement benefit obligation, 1% decrease	$ 1,942